Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total	$ 101,171	$ 88,436	$ 86,830
Administrative expenses [Member]
Remuneration and benefits to employees	(50,684)	(47,217)	(44,672)
Amortization expenses	(8)	(6)	(5)
Advisoty services	(804)	(1,322)	(744)
Audit fees	(1,823)	(1,768)	(415)
Marketing costs	(1,581)	(1,338)	(1,614)
Rent buildings and facilities	(878)	(494)	(417)
Advertising expenses	(54)	(173)	(230)
Other expenses, by nature	(45,339)	(36,118)	(38,733)
Total	$ (101,171)	$ (88,436)	$ (86,830)